                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

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      1.     Name and address of issuer:

             UBS Securities Trust
             51 West 52nd Street
             New York, NY 10019-6114
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      2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]
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      3.     Investment Company Act File Number:

                  811-09745

             Securities Act File Number:

                  333-94065
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      4(a).  Last day of fiscal year for which this Form is filed:

                  September 30, 2002
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      4(b).  [ ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.
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      4(c). [ ]   Check box if this is the last time the issuer will be filing this Form.
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        5.   Calculation of registration fee:

             (i)   Aggregate sale price of securities sold                              $46,799,824
                   during the fiscal year pursuant to                                   -----------
                   section 24(f):

            (ii)   Aggregate price of securities redeemed
                   or repurchased during the fiscal year:           $44,524,630
                                                                    -----------

           (iii)   Aggregate price of securities redeemed
                   or repurchased during any prior fiscal
                   year ending no earlier than October 11,
                   1995 that were not previously used to
                   reduce registration fees payable to the          $         0
                   Commission:                                      -----------

            (iv)   Total available redemption credits
                   [add Items 5(ii) and 5(iii)]:                                      - $44,524,630
                                                                                        -----------


             (v)   Net sales - if Item 5(i) is greater
                   than Item 5(iv) [subtract Item 5(iv)                                 $ 2,275,194
                   from Item 5(i)]:                                                     -----------

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            (vi)   Redemption credits available for use in
                   future years  -- if Item 5(i) is less            $       (0)
                   than Item 5(iv) [subtract Item 5(iv)             -----------
                   from Item 5(i)]:
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           (vii)   Multiplier for determining registration
                   fee (See Instruction C.9):                                           x 0.000092
                                                                                        ----------
          (viii)   Registration fee due [multiply Item 5(v) by Item 5(vii)]
                   (enter "0" if no fee is due):                                      = $   209.32
                                                                                        ----------
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        6.   Prepaid Shares

             If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
             Act of 1933 pursuant to rule 24e-2 as in effect before October
             11, 1997, then report the amount of securities (number of shares
             or other units) deducted here:    0. If there is a number of shares
             or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $________________.

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        7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                      + $        0
                                                                                        -----------

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        8.   Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                      = $   209.32
                                                                                        ----------
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        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                   Method of Delivery:

                        [X]  Wire Transfer on December 26, 2002
                             Fed Reference No.  010633

                        [ ]  Mail or other means
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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*

                               /s/ Thomas Disbrow
                                   ----------------------------------------
                                   Thomas Disbrow
                                   ----------------------------------------
                                   Vice President and Assistant Treasurer
                                   ----------------------------------------


Date: December 30, 2002
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                 *Please print the name and title of the signing
                          officer below the signature.



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